Stockholders' Equity - Summary of Assumptions Used Calculating Issuance Date Fair Value (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Class Of Stock [Line Items]
Number of securities issued	1,600,000	1,600,000
Probability of winding-up	16.70%	16.70%
Probability of an acquisition	83.30%	83.30%
Time to an acquisition	1 year 6 months	1 year 6 months
Volatility (post-acquisition)	38.68%	38.68%
Risk free interest rate	2.26%	2.26%
Ordinary Shares | Initial Public Offering
Class Of Stock [Line Items]
Share price	$ 10.00	$ 10.00
Founder Preferred Share
Class Of Stock [Line Items]
Share price	$ 10.00	$ 10.00